Financial Liabilities - Borrowings - Summary of Maturities of the Group's Non-Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 1,572	£ 674
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	251	1
Between two and five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	609	400
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 712	£ 273